Net investment in finance and sales-type leases	6 Months Ended
Jun. 30, 2019
Flight Equipment, Net [Abstract]
Net investment in finance and sales-type leases	Net investment in finance and sales-type leases
Components of net investment in finance and sales-type leases as of June 30, 2019 and December 31, 2018 were as follows:

	June 30, 2019	December 31, 2018
Future minimum lease payments to be received	$749,700	$792,265
Estimated residual values of leased flight equipment	553,778	528,916
Less: Unearned income	(301,026)	(317,895)
	$1,002,452	$1,003,286

As of June 30, 2019, the cash flows receivable on finance and sales-type leases were as follows:

Cash flows receivable
2019 - remaining	$79,446
2020	149,178
2021	133,836
2022	202,350
2023	129,436
Thereafter	609,232
Undiscounted cash flows receivable	$1,303,478
Less: Unearned income	(301,026)
$1,002,452

During the three months ended June 30, 2019 and 2018, we recognized interest income from net investment in finance and sales-type leases of $15.8 million and $16.6 million, respectively, included in basic lease rents. During the six months ended June 30, 2019 and 2018, we recognized interest income from net investment in finance and sales-type leases of $31.3 million and $33.2 million, respectively, included in basic lease rents.